Cash and Cash Equivalents (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
CASH AND CASH EQUIVALENTS [Abstract]
Cash and cash equivalents	$ 33,884	$ 58,590
Restricted cash	1,336	2,865
Total cash and cash equivalents and restricted cash	$ 35,220	$ 61,455	$ 40,979	$ 29,933